Share-Based Payment Arrangements - Additional Information (Detail) - $ / shares	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Rights Percentage	25.00%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period	4 years
2021 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period	10 years
Restricted Stock Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price of options granted , fair value	$ 3.21
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	0.28	$ 0.28
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 4.03	$ 4.03